Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Receivables, Prepayments and Deposits
Prepayments	$ 11,556	$ 7,924
Interest receivables	5,289	2,741
Value-added tax receivables	1,810	3,297
Deposits	1,125	1,081
Others	1,719	1,566
Total	21,499	16,609
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0